Principal Life Insurance Company Separate Account B
Supplement dated April 16, 2021
to the Statutory Prospectus dated May 1, 2020 for:

Principal® Flexible Variable Annuity
Principal® Investment Plus Variable Annuity (for applications signed on or after August 1, 2013)
Principal® Investment Plus Variable Annuity (for applications signed before August 1, 2013)
Principal® Pivot Series Variable Annuity

This supplement updates information contained in the Statutory Prospectus for the variable annuity contracts referenced above. Please retain this supplement for future reference.
Abbreviations used in this supplement:
Principal® Flexible Variable Annuity (“FVA”)
Principal® Investment Plus Variable Annuity (for applications signed on or after August 1, 2013) (“IPVA New”)
Principal® Investment Plus Variable Annuity (for applications signed before August 1, 2013) (“IPVA Old”)
Principal® Pivot Series Variable Annuity (“Pivot”)

TABLE OF SEPARATE ACCOUNTS DIVISIONS
For IPVA New and IPVA Old, on or about April 30, 2021, add the following fund alphabetically to the list of funds available in the Contract:

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund – Series I Shares
Investment Advisor:	Invesco V.I. American Value Fund – Series I Shares
Investment Objective:	Seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

TABLE OF SEPARATE ACCOUNTS DIVISIONS
For FVA, IPVA New and IPVA Old, on or about April 30, 2021, remove the Delaware VIP Limited-Term Diversified Income Series, and add the following fund alphabetically to the list of funds available in the Contract:

Lincoln Delaware Limited Term Diversified Income Division
Invests in:	Lincoln VIP Delaware Limited Term Diversified Income Series Fund – Service Class
Investment Advisor:	Lincoln Investment Advisors Corporation
Investment Objective:	seeks maximum return consistent with reasonable risk.

TABLE OF SEPARATE ACCOUNTS DIVISIONS
For Pivot, on or about April 30, 2021, remove the Delaware VIP Limited-Term Diversified Income Series, and add the following fund alphabetically to the list of funds available in the Contract:

Lincoln Delaware Limited Term Diversified Income Division (not available for applications signed on or after May 1, 2021)
Invests in:	Lincoln VIP Delaware Limited Term Diversified Income Series Fund – Service Class
Investment Advisor:	Lincoln Investment Advisors Corporation
Investment Objective:	seeks maximum return consistent with reasonable risk.